Direct Operating Costs (Tables)	12 Months Ended
Dec. 31, 2022
Direct Operating Costs [Abstract]
Disclosure Of Detailed Information On Operating Costs

US$ MILLIONS	2022	2021	2020
Depreciation and amortization	$211	$236	$283
Transportation and distribution	184	162	145
Operations and maintenance	56	49	39
Compensation	59	44	34
Cost of inventory	5	8	4
Other	27	27	22
Total	$542	$526	$527